Restructuring and Other Charges - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	$ 3,189	$ 22,038	$ 31,315
Non-cash inventory write-downs	1,300	800	15,600
Spin-off
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	600	3,900	15,700
Spin-off | International contract operations segment
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges			4,200
Spin-off | Product sales
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges			500
Cost Reduction Plan
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	2,600	18,100	15,600
Non-cash inventory write-downs			4,000
Retention awards to certain employees
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	599	3,056	3,121
Retention awards to certain employees | Spin-off
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	600	3,100	3,100
Financial advisor fees | Spin-off
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges			4,600
One-time cash signing bonus
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	0	0	2,000
Start-up of stand-alone functions
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	0	887	1,332
Start-up of stand-alone functions | Spin-off
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges			1,300
Decentralization of shared inventory components | Spin-off
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges			4,700
Employee termination benefits | Cost Reduction Plan
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	2,100
Employee severance
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	2,100	14,473	9,625
Employee severance | Cost Reduction Plan
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges		14,500	9,600
Employee severance | Cost Reduction Plan | Product sales
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges		9,000	6,400
Ceased use of corporate building under operating lease
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	$ 0	2,904	0
Ceased use of corporate building under operating lease | Cost Reduction Plan
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges		$ 2,900
Chief Executive Officer | One-time cash signing bonus | Spin-off
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges			$ 2,000